Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	18 Months Ended	12 Months Ended	18 Months Ended							12 Months Ended
	Sep. 30, 2010 Investor [Member]	Jun. 30, 2010 Investor [Member]	Sep. 30, 2010 Investor [Member] Software Development [Member]	Jun. 30, 2010 Investor [Member] Software Development [Member]	Jun. 30, 2013 Investor [Member] Software Development [Member]	Sep. 30, 2012 Investor [Member] Software Development [Member]	Sep. 30, 2011 Investor [Member] Software Development [Member]	Jun. 30, 2013 Financial Institution, Investor [Member]	Sep. 30, 2012 Financial Institution, Investor [Member]	Sep. 30, 2011 Financial Institution, Investor [Member]	Sep. 30, 2012 Leasing partnership investor	Sep. 30, 2011 Leasing partnership investor	Sep. 30, 2010 Leasing partnership investor
Related Party Transaction [Line Items]
Rent payments to partnership											$ 45	$ 182	$ 197
Related Party Transaction, Warrants Issued for Referrals	20	20,000
Service agreement			1,000	1,000
Deferred revenue					844	655	538
Notes payable								$ 10,469	$ 10,719	$ 11,219